Stockholders’ Equity (Deficit) (Details Narrative)																																			1 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended
	Nov. 20, 2023 USD ($)	Sep. 07, 2023 $ / shares shares	Jul. 25, 2023 USD ($) $ / shares shares	May 23, 2023 $ / shares	May 19, 2023 shares	Jan. 27, 2023 USD ($) shares	Nov. 29, 2022 USD ($) $ / shares shares	Oct. 15, 2022 shares	Sep. 22, 2022 shares	Aug. 16, 2022 USD ($) $ / shares shares	Aug. 16, 2022 USD ($) $ / shares shares	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 18, 2022 shares	Apr. 05, 2022 USD ($) $ / shares shares	Feb. 21, 2022 shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 27, 2022 USD ($) $ / shares shares	Jan. 26, 2022 USD ($) $ / shares shares	Nov. 01, 2021 USD ($) $ / shares shares	Oct. 28, 2021 shares	Oct. 02, 2021 USD ($) shares	Jul. 30, 2021 USD ($) $ / shares shares	Apr. 07, 2021 USD ($) $ / shares shares	Jan. 30, 2021 shares	Oct. 20, 2020 shares	Oct. 05, 2020 USD ($) shares	Sep. 15, 2020 $ / shares shares	May 18, 2020 $ / shares shares	Aug. 13, 2019 shares	May 21, 2019 USD ($)	Aug. 20, 2015 shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares		Jun. 30, 2022 USD ($) shares		Mar. 31, 2022 USD ($) shares		Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares		Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Nov. 28, 2023 USD ($)	Sep. 06, 2023 shares	Apr. 22, 2023 shares	Jul. 06, 2022 shares	Jul. 05, 2022 shares	Jul. 01, 2022 $ / shares shares	Jun. 15, 2022 $ / shares shares	May 09, 2022 $ / shares shares	May 12, 2021 $ / shares	Dec. 31, 2020 $ / shares	Sep. 16, 2020 USD ($) shares	May 31, 2018 shares	Feb. 18, 2011 shares
Class of Stock [Line Items]
Reverse stock split, description		30-for-1																																		30-for-1			30-for-1						30-for-1	30-for-1		30-for-1			30-for-1
Common stock, par value | $ / shares		$ 0.001																																		$ 0.001									$ 0.001		$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized		2,000,000																																		2,000,000									2,000,000		2,000,000	2,000,000			60,000,000					60,000,000		2,000,000	1,000,000
Number of shares, granted																																																			1,633
Number of shares granted																																																30,400			900
Preferred stock, par value | $ / shares																																				$ 1,000									$ 1,000		$ 1,000	$ 1,000			$ 0.001
Proceeds from issuance of stock | $																																													$ 4,300,000
Dividend preferred stock | $																																				$ 55,000
Preferred stock, shares authorized																																				5,000,000									5,000,000		5,000,000	5,000,000			5,000,000
Preferred stock, shares issued																																				4,300									4,300		4,300
Preferred stock, shares outstanding																																				4,300									4,300		4,300
Stock issued during period, value | $																																					$ 47,382	$ 16,650	$ 3,762,398		$ 935,662		$ 148,560					$ 4,915,931			$ 20,528,299
Debt interest rate																																				6.00%									6.00%		6.00%
Options vested and exercisable
Exercise price | $ / shares																																																$ 96.90			$ 96.90													$ 102.9
Proceeds from common stock | $																																													$ 64,032	$ 4,402,732		$ 4,472,219			$ 19,005,323
Shares issued, price per share | $ / shares																																				$ 0.0009									$ 0.0009		$ 0.0009
Number of shares vested																																																14,896			6,896
Ascendiant Capital Markets [Member]
Class of Stock [Line Items]
Stock issued during period, shares																																			354,167
Issuance initial public offering | $																																			$ 1,200,000
Proceeds from common stock | $																																			17,000,000.0
Payment for indebtedness | $																																			$ 1,800,000
I M A C Louisiana [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Sale of other assets | $						$ 1,050,000.00
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares																																					8,767	2,725	173,781	[1]	30,158	[1]	5,567	[1]				223,904	[2]		449,037	[2]
Dividend preferred stock | $
Stock issued during period, value | $																																					$ 9	$ 3	$ 174		$ 30		$ 6					$ 224			$ 449
Preferred Stock [Member]
Class of Stock [Line Items]
Dividend preferred stock | $
Stock issued during period, value | $
Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares				$ 0.001																																$ 0.0001			$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001										$ 0.0001
Common stock, shares authorized																																				100,000,000,000			100,000,000,000						100,000,000,000	100,000,000,000	100,000,000,000			100,000,000,000										12,000,000,000
Number of shares, granted																																																		1,901,410,519
Preferred stock, par value | $ / shares																																				$ 0.0001			$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Issuance initial public offering | $						$ 950,000
Dividend preferred stock | $																																															$ 26,301			$ 160,000
Warrants to purchase common shares						298,571,429	16,393,443
Preferred stock, shares authorized																																				26,667			26,667						26,667	26,667	26,667			26,667
Number of shares issued for conversion of convertible securities							(500)
Common stock issued upon conversion							500
Stock issued during period, value | $
Conversion of stock shares converted																																																		280,575,491
Number of conversion of convertible securities, value | $							$ 1,000,000																																								$ (1,618,238)
Dividends payable current and non current | $							$ 33,315
Dividends payable | $																																				$ 0			$ 40,329						$ 0	$ 40,329	0			40,329
Proceeds from Convertible Debt | $																																															$ 2,950,011			2,475,000
Issuance of common stock in connection with settlement of accounts payable | $																																																		84,240
Number of share authorized																																				1,664,270,920									1,664,270,920		1,664,270,920
Exercise price | $ / shares										$ 0.0036	$ 0.0036
Expected dividend yield																																															0.00%
Expected volatility																																															365.10%
Risk-free interest rate																																															2.82%
Expected life (in years)																																															10 years
Stock option expense | $											$ 7,985,924																																				$ 1,250,689			$ 6,015,622
Options vested and exercisable																																															1,568,866,805
Unvested stock based compensation expense | $																																				$ 165,683									$ 165,683		$ 165,683
Aggregate intrinsic value | $																																				$ 0									$ 0		$ 0
Exercise price | $ / shares																																				$ 0.0036			$ 0.0036						$ 0.0036	$ 0.0036	$ 0.0036			$ 0.0036
Principal amount of debentures | $																																				$ 8,986,605			$ 2,475,000						$ 8,986,605	$ 2,475,000	$ 8,986,605			$ 2,475,000
Theralink Technologies Inc [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Repayment of interest | $	$ 18,087
Percentage of debentures,interest and liquidated value																																																							5.00%
Principal amount of debentures | $																																																							$ 995,527
Theralink Technologies Inc [Member] | IMAC Holdings, Inc. [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares				$ 0.001
Percentage of shares outstanding				85.00%
Theralink Technologies Inc [Member] | Current Exercise Price [Member]
Class of Stock [Line Items]
Share-based payment arrangement, option, exercise price range, lower range limit | $ / shares							$ 0.00366
Share-based payment arrangement, option, exercise price range,upper range limit | $ / shares							0.00476
Theralink Technologies Inc [Member] | New Exercise Price [Member]
Class of Stock [Line Items]
Share-based payment arrangement, option, exercise price range,upper range limit | $ / shares							$ 0.003
Theralink Technologies Inc [Member] | Equity Option [Member]
Class of Stock [Line Items]
Exercise price | $ / shares																																				$ 0.0009									$ 0.0009		$ 0.0009
Theralink Technologies Inc [Member] | New Debentures [Member]
Class of Stock [Line Items]
Debt interest rate							10.00%
Principal amount of debentures | $							$ 7,231,894
Theralink Technologies Inc [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrant term																																				1 month 24 days									1 month 24 days		1 month 24 days
Theralink Technologies Inc [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrant term																																				6 years 6 months									6 years 6 months		6 years 6 months
Theralink Technologies Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares																																																		(1,436)
Dividend preferred stock | $
Number of shares issued for conversion of convertible securities																																																		(288,637,529)
Common stock issued upon conversion																																																		288,637,529
Stock issued during period, value | $
Conversion of stock shares converted																																																		280,475,491
Number of conversion of convertible securities, value | $																																																		$ 28,864
Issuance of common stock in connection with settlement of accounts payable, shares																																																		26,913,738
Issuance of common stock in connection with settlement of accounts payable | $																																																		$ 2,691
Theralink Technologies Inc [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Dividend preferred stock | $
Stock issued during period, value | $
Number of conversion of convertible securities, value | $
Issuance of common stock in connection with settlement of accounts payable | $
Theralink Technologies Inc [Member] | Warrant [Member]
Class of Stock [Line Items]
Share based compensation, New related party debentures																																															2,608,654,988
Series A Preferred Stock [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																																				$ 0.0001			$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Capital units authorized																																		1,333
Preferred stock, shares authorized																																		26,667		1,333			1,333						1,333	1,333	1,333			1,333
Stockholder voting rights																																		500
Preferred stock, shares issued																																				667			667						667	667	667			667
Preferred stock, shares outstanding																																				667			667						667	667	667			667
Series A Preferred Stock [Member] | Theralink Technologies Inc [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued for conversion of convertible securities
Common stock issued upon conversion
Series C-1 Preferred Stock [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																															$ 0.0001					$ 0.0001			$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Capital units authorized																															3,000
Preferred stock, shares authorized																																				3,000			3,000						3,000	3,000	3,000			3,000
Preferred stock, shares issued																																				141			1,043						141	1,043	141			1,043
Preferred stock, shares outstanding																																				141			1,043						141	1,043	141			1,043
Series C-1 Preferred Stock [Member] | Theralink Technologies Inc [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion price | $ / shares																															$ 0.0275
Series C-1 Preferred Stock [Member] | Theralink Technologies Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion price | $ / shares																															$ 0.0275
Conversion percentage																															0.80
Common stock outstanding, percentage																															499.00%
Number of shares issued for conversion of convertible securities																																																		(288,637,529)
Common stock issued upon conversion																																																		288,637,529
Series C-1 Preferred Stock [Member] | Theralink Technologies Inc [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued for conversion of convertible securities																																															902			1,923
Common stock issued upon conversion																																															(902)			(1,923)
Series C-2 Preferred Stock [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																															$ 0.0001					$ 0.0001			$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Conversion price | $ / shares																															$ 0.00275
Capital units authorized																															6,000
Preferred stock, shares authorized																																				6,000			6,000						6,000	6,000	6,000			6,000
Preferred stock, shares issued																																							3,037							3,037				3,037
Preferred stock, shares outstanding																																							3,037							3,037				3,037
Conversion percentage																															0.80
Common stock outstanding, percentage																															4.99%
Conversion of stock shares converted																																																		1,880
Series C-2 Preferred Stock [Member] | Theralink Technologies Inc [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued for conversion of convertible securities																																															3,037
Common stock issued upon conversion																																															(3,037)
Series E Preferred Stock [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																														$ 0.0001
Dividend preferred stock | $																																															$ 26,301			$ 160,000
Preferred stock, shares authorized																														2,000
Preferred stock, stated value | $ / shares																														$ 2,000
Debt interest rate																														8.00%
Preferred stock conversion description																														Each share of Series E Preferred Stock is convertible into shares of common stock any time after the initial issuance date at the conversion price which is the lesser of: (i) $0.00375 or (ii) 75% of the average closing price of the common stock during the prior five trading days on the principal market, subject to adjustment as provided in the Series E Certificate of Designation including a price protection provision for offerings below the conversion price, provided, however, the conversion price shall never be less than $0.0021. The number of shares of common stock issuable upon conversion shall be determined by multiplying the number of outstanding shares by the stated value per share of $2,000 plus accrued dividends and dividing that number by the conversion price.
Public offering, description																														In connection with, (i) a Change of Control of the Company or (ii) on the closing of, a Qualified Public Offering by the Company, all of the outstanding shares of Series E (including any fraction of a share) shall automatically convert into an aggregate number of shares of common stock (including any fraction of a share) by multiplying the number of outstanding shares by the stated value per share of $2,000 plus accrued dividends and dividing that number (including any fraction of a share) by the lesser of: (i) $0.00375 or (ii) 75% of the average closing price of the common stock during the prior five trading days on the principal market, subject to adjustment as provided in the Series E Certificate of Designation including a price protection provision for offerings below the conversion price. However, the conversion price shall never be less than $0.0021. If a closing of a Change of Control transaction or a Qualified Public Offering occurs, such automatic conversion of all of the outstanding shares of Series E shall be deemed to have been converted into shares of Common Stock immediately prior to the closing of such transaction or Qualified Public Offering.
Temporary equity, shares issued																																							1,000							1,000				1,000
Aggregate investment amount | $																																							$ 2,000,000							$ 2,000,000				$ 2,000,000
Beneficial conversion feature amount | $																																																						$ 2,000,000
Temporary equity, shares outstanding																																							1,000							1,000				1,000
Series E Preferred Stock [Member] | Theralink Technologies Inc [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion price | $ / shares																																																					0.00375
Series E Preferred Stock [Member] | Theralink Technologies Inc [Member] | Maximum [Member]
Class of Stock [Line Items]
Conversion price | $ / shares																																																					$ 0.00313
Series F Preferred Stock [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																									$ 0.0001
Warrants exercise price | $ / shares							$ 0.003
Dividend preferred stock | $																																															$ 13,151			$ 80,000
Warrants to purchase common shares							63,897,764
Preferred stock, shares authorized																									1,000
Preferred stock, stated value | $ / shares																									$ 2,000
Debt interest rate																									8.00%
Preferred stock conversion description																									Each share of Series F Preferred Stock is convertible into shares of common stock any time after the initial issuance date at the conversion price which is the lesser of: (i) $0.00313 or (ii) 75% of the average closing price of the common stock during the prior five trading days on the principal market, subject to adjustment as provided in the Series F Certificate of Designation including a price protection provision for offerings below the conversion price, provided, however, the conversion price shall never be less than $0.0016. The number of shares of common stock issuable upon conversion shall be determined by multiplying the number of outstanding shares by the stated value per share of $2,000 plus additional amount by the conversion price.
Public offering, description																									In connection with, (i) a Change of Control of the Company or (ii) on the closing of, a Qualified Public Offering by the Company, all of the outstanding shares of Series F Preferred Stock (including any fraction of a share) shall automatically convert along with the additional amount into an aggregate number of shares of common stock (including any fraction of a share) as is determined by dividing the number of shares of Series F Preferred Stock (including any fraction of a share) by the automatic conversion price then in effect. If a closing of a Change of Control transaction or a Qualified Public Offering occurs, such automatic conversion of all of the outstanding shares of Series F Preferred Stock shall be deemed to have been converted into shares of common stock immediately prior to the closing of such transaction or Qualified Public Offering.
Temporary equity, shares issued																																							500							500				500
Aggregate investment amount | $																																							$ 1,000,000							$ 1,000,000				$ 1,000,000
Dividends payable | $																																				$ 0			$ 20,164						$ 0	$ 20,164	$ 0			$ 20,164
Temporary equity, shares outstanding																																							500							500				500
Beneficial conversion feature amount | $																																																					$ 42,808
Series F Preferred Stock [Member] | Theralink Technologies Inc [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares issued																																				0			500						0	500	0			500
Temporary equity, shares outstanding																																				0			500						0	500	0			500
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding			2,075,702
Proceeds from issuance of stock | $			$ 4,300,000
Conversion price | $ / shares			$ 3.276
Warrants exercise price | $ / shares			$ 3.276
Warrant term			5 years
Securities Purchase Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Proceeds from issuance of warrant | $										$ 3,900,000
Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares																						$ 0.00366
Dividends payable current and non current | $							$ 464,992
Principal amount of debentures | $							3,564,937
Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | New Debentures [Member]
Class of Stock [Line Items]
Principal amount of debentures | $							$ 1,860,974
Securities Purchase Agreement [Member] | Series A One Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares			2,500
Preferred stock, par value | $ / shares			$ 1,000
Dividend percentage			12.00%
Number of shares converted			763,126
Issuance initial public offering | $			$ 3,000,000.0
Dividend preferred stock | $																																													$ 55,000
Securities Purchase Agreement [Member] | Series A Two Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares			1,800
Preferred stock, par value | $ / shares			$ 1,000
Number of shares converted			549,451
Securities Purchase Agreement [Member] | Series E Preferred Stock [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Stock issued during period, shares							1,000
Number of shares issued for conversion of convertible securities							(1,000)
Common stock issued upon conversion							1,000
Stock issued during period, value | $							$ 2,000,000
Temporary equity, shares issued																																																																	1,000
Aggregate investment amount | $																																																																	$ 2,000,000
Number of conversion of convertible securities, value | $							2,000,000
Dividends payable current and non current | $							$ 66,630
Securities Purchase Agreement [Member] | Series F Preferred Stock [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Stock issued during period, shares							500
Stock issued during period, value | $							$ 1,000,000
Dividends payable current and non current | $							33,315
Securities Purchase Agreement [Member] | Series One Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares										$ 28.50	$ 28.50
Warrants to purchase common shares										172,149	172,149
Securities Purchase Agreement [Member] | Series Two Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares										$ 28.50	$ 28.50
Warrants to purchase common shares										172,149	172,149
Securities Exchange Agreement [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Principal amount of debentures | $							3,275,631
Securities Exchange Agreement [Member] | Theralink Technologies Inc [Member] | New Debentures [Member]
Class of Stock [Line Items]
Issuance initial public offering | $							$ 2,095,288
Warrants to purchase common shares							801,428,569
Debt interest rate							10.00%
Dividends payable current and non current | $							$ 242,736
Warrant reason for issuing, descriptions							The Warrants are exercisable for five years and six months from the earlier of the maturity date of the New Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the Warrants within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement, up to a maximum of 25%.
Securities Exchange Agreement [Member] | Series C-1 Preferred Stock [Member] | Theralink Technologies Inc [Member] | New Debentures [Member]
Class of Stock [Line Items]
Stock issued during period, shares							902
Stock issued during period, value | $							$ 372,303
Securities Exchange Agreement [Member] | Series C-2 Preferred Stock [Member] | Theralink Technologies Inc [Member] | New Debentures [Member]
Class of Stock [Line Items]
Stock issued during period, shares							3,037
Stock issued during period, value | $							$ 1,245,935
Subscription Agreement [Member] | Theralink Technologies Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Sale of stock , shares																																																		431,309,907			431,309,907
Purchase price | $																																																		$ 1,350,000			$ 1,350,000
Sale of stock price per share | $ / shares																																																					$ 0.00313
Securities Exchange Agreements [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding							2,608,654,988
Warrant reason for issuing, descriptions							The New Related Party Warrants and April 2023 Related Party Warrant are exercisable for five years and six months from the earlier of the maturity date of the New Related Party Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the New Related Party Warrant and April 2023 Related Party Warrant, the price per share at which the Qualified Offering is made (“Qualified Offering Price”), or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the New Related Party Warrants and April 2023 Related Party Warrant within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement, up to a maximum of 25%.
Securities Exchange Agreements [Member] | Theralink Technologies Inc [Member] | New Debentures [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding							2,567,601,521
Securities Exchange Agreements [Member] | Theralink Technologies Inc [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase common shares							385,441,138
Share based compensation, New related party debentures																																															2,564,340,702
Warrant reason for issuing, descriptions																																															in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice.
Placement Agency Agreement [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Warrants to purchase common shares																																				124,489,795									124,489,795		124,489,795
Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Warrants to purchase common shares						38,775,510
Purchase Agreement [Member] | Theralink Technologies Inc [Member] | New Debentures [Member]
Class of Stock [Line Items]
Warrants to purchase common shares						298,571,429
Warrant reason for issuing, descriptions						The Warrants are exercisable for five years and six months from the earlier of the maturity date of the New Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the Warrants within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement, up to a maximum of 25%.
At The Market Issuance Sales Agreement [Member]
Class of Stock [Line Items]
Sale of stock , shares																													83,918																			32,526			127
Stock issued during period, value, issued for services | $																													$ 5,000,000
Proceeds from common stock | $																													$ 3,800,000
Sale of stock, value | $																																																$ 900,000			$ 8,000.000
Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued during period, shares																								27,027
Stock Purchase Agreement [Member] | Louisiana Acquistion [Member]
Class of Stock [Line Items]
Business combination, consideration transferred | $																								$ 1,200,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares granted																																1,000
Outstanding restricted stock of its common stock | $																																	$ 9,250
Number of shares vested																												10,000
2022 Equity Incentive Plan [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of share authorized										1,901,410,519	1,901,410,519
First November 2021 [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding																					218,579,234	54,644,811
Warrants exercise price | $ / shares																					$ 0.00366	$ 0.00366
Fair value adjustment of warrant | $																					$ 34,630	$ 990,048
Second November 2021 [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding																					109,289,616	27,322,406
Warrants exercise price | $ / shares																					$ 0.00366	$ 0.00366
Fair value adjustment of warrant | $																					$ 22,429	$ 495,560
Third November 2021 [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding																					109,289,616	27,322,406
Warrants exercise price | $ / shares																					$ 0.00366	$ 0.00366
Fair value adjustment of warrant | $																					$ 22,429	$ 495,560
First January 2022 [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding																				136,612,022
Warrants exercise price | $ / shares																				$ 0.00366
Fair value adjustment of warrant | $																				$ 472,403
Second January 2022 [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding																			136,612,022
Warrants exercise price | $ / shares																			$ 0.00366
Fair value adjustment of warrant | $																			$ 469,810
First And Second January Two Thousand Twenty Two [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding																			16,393,443
Warrants exercise price | $ / shares																			$ 0.00366
Fair value adjustment of warrant | $																			$ 54,595
First April 2022 [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding																	4,201,681
Warrants exercise price | $ / shares																	$ 0.00476
Fair value adjustment of warrant | $																	$ 89,815
Second April 2022 [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding															17,857,144
Warrants exercise price | $ / shares															$ 0.00476
Fair value adjustment of warrant | $															$ 335,593
May 2022 [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding																																																														42,016,808
Warrants exercise price | $ / shares																																																														$ 0.00476
Fair value adjustment of warrant | $														$ 178,449
June 2022 [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding																																																													2,100,840
Warrants exercise price | $ / shares																																																													$ 0.00476
Fair value adjustment of warrant | $													$ 5,924
July 2022 [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding																																																												2,100,840
Warrants exercise price | $ / shares																																																												$ 0.00476
Fair value adjustment of warrant | $												$ 8,190
First November Two Thousand And Twenty One [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding							385,441,138
Warrants exercise price | $ / shares							$ 0.003
Second November Two Thousand And Twenty One [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding							566,406,072
Warrants exercise price | $ / shares							$ 0.003
Share-based payment arrangement, option, exercise price range, lower range limit | $ / shares							0.00366
Share-based payment arrangement, option, exercise price range,upper range limit | $ / shares							0.00476
Second November Two Thousand And Twenty One [Member] | Theralink Technologies Inc [Member] | New Exercise Price [Member]
Class of Stock [Line Items]
Share-based payment arrangement, option, exercise price range,upper range limit | $ / shares							$ 0.003
Executive [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares granted																		3,333
Board Members [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares granted					8,767			10,000	10,000
Accredited Investors [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued during period, shares										172,149
Warrants exercise price | $ / shares										$ 28.5	$ 28.5
Share price | $ / shares										$ 22.80	$ 22.80
Warrants to purchase common shares										172,149	172,149
Proceeds from issuance of warrant | $										$ 3,900,000
Accredited Investors [Member] | Securities Exchange Agreement [Member] | Theralink Technologies Inc [Member] | New Debentures [Member]
Class of Stock [Line Items]
Principal amount of debentures | $							$ 2,805,000
Board of Directors [Member] | Series A Preferred Stock [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																																				667			667						667	667	667			667
Preferred stock, shares outstanding																																				667			667						667	667	667			667
Board of Directors [Member] | Series C-1 Preferred Stock [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																															$ 4,128.42
Board of Directors [Member] | Series C-2 Preferred Stock [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																															$ 410.27
Investors [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Proceeds from Convertible Debt | $																									$ 1,000,000
Investors [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares																																																															$ 0.00313
Number of shares issued for conversion of convertible securities																									(63,897,764)
Common stock issued upon conversion																									63,897,764
Proceeds from Convertible Debt | $																									$ 957,192
Investors [Member] | Securities Purchase Agreement [Member] | Series F Preferred Stock [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																									$ 2,000
Preferred stock conversion description																									The number of shares of common stock issuable upon conversion of the Series F Preferred is determined by dividing the stated value of the number of shares being converted, plus any accrued and unpaid dividends, by the lesser of: (i) $0.00313 and (ii) 75% of the average closing price of the Company’s common stock during the prior five trading days; provided, however, the conversion price shall never be less than $0.0016. In addition, the investor was issued a Warrant to purchase an amount of common stock equal to 20% of the shares of common stock issuable upon conversion of the Series F Preferred at an exercise price of $0.00313 per share (subject to adjustment as provided therein) until July 30, 2026. The Warrants are exercisable for cash at any time. The 63,897,764 Warrant was valued using the relative fair value method at $957,192 and the Series F Preferred stock had a grant date fair value $42,808 which was recorded as a BCF.
Beneficial conversion feature amount | $																									$ 957,192
Sale of stock , shares																									500
Proceeds from Convertible Debt | $																									$ 42,808
Interest rate, percentage																									8.00%
Fair value adjustment of warrant | $																									$ 957,192
Investors [Member] | Securities Exchange Agreements [Member] | Theralink Technologies Inc [Member] | Warrant [Member]
Class of Stock [Line Items]
Share based compensation, New related party debentures																																															2,269,030,092
Warrant reason for issuing, descriptions																																															in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice.
Two Consultants [Member] | Theralink Technologies Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Share price | $ / shares																																							$ 0.00313							$ 0.00313				$ 0.00313
Issuance of common stock in connection with settlement of accounts payable, shares																																																		26,913,738
Issuance of common stock in connection with settlement of accounts payable | $																																																		$ 84,240
Consultant [Member] | Placement Agency Agreement [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Warrants to purchase common shares																																				16,000,000									16,000,000		16,000,000
Consultant [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares granted																							333
Underwriters [Member] | IPO [Member]
Class of Stock [Line Items]
Stock issued during period, shares																										39,792
Issuance initial public offering | $																										$ 1,910,000
Stock issued during period, value | $																										$ 115,000
Shares issued, price per share | $ / shares																										$ 48.00
Underwriters [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Percentage of over-allotment option exercised																										15.00%
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Common stock, shares authorized																																																60,000,000										30,000,000
Non Executive Staff And Contractors [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Vesting period																											1 year
Number of shares granted																											567
Certain Employees And Executive [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Vesting period									1 year
Number of shares granted									17,067
Related Party [Member] | Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Warrants to purchase common shares																																																									44,314,286
Non Qualified Stock Options [Member] | Various Employees [Member]
Class of Stock [Line Items]
Number of shares, granted																																													4,368			9,152
Vesting period																																													4 years			4 years
vesting percentage																																													25.00%			25.00%
Remaining vesting percentage																																													75.00%			75.00%
Equity Option [Member] | Theralink Technologies Inc [Member]
Class of Stock [Line Items]
Reserving for issuance																1,915,000,000
vesting percentage																110.00%
Number of share authorized																																																																			57
Two Thousand Eighteen Incentive Compensation Plan Membe [Member]
Class of Stock [Line Items]
Reserving for issuance																																																										66,667	33,333							33,333

[1]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 10)
[2]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)